Cover	May 23, 2025
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 23, 2025
Entity File Number	001-36461
Entity Registrant Name	FIRST FOUNDATION INC.
Entity Central Index Key	0001413837
Entity Tax Identification Number	20-8639702
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5221 North O’Connor Boulevard
Entity Address, Address Line Two	Suite 1375
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75039
City Area Code	469
Local Phone Number	638-9636
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	FFWM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	200 Crescent Court
Entity Address, Address Line Two	Suite 1400
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201